COLONIAL UTILITIES FUND


      Supplement to Prospectus dated March 31, 1997, Revised August 1, 1997

The following paragraph is added as the last paragraph under the caption "How the Fund is Managed":

Colonial Management Associates, Inc., the Fund's investment adviser, may use the services of AlphaTrade Inc., its registered broker-dealer subsidiary, when buying or selling equity securities for the Fund's investment portfolio, pursuant to procedures adopted by the Trustees under Rule 17e-1 of the Investment Company Act of 1940.





UF-36/855E-0298                                                February 27, 1998